Document and Entity Information	Feb. 22, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001838293
Document Type	8-K
Document Period End Date	Feb. 22, 2022
Entity Registrant Name	CATCHA INVESTMENT CORP
Entity Incorporation State Country Code	E9
Entity File Number	001-40061
Entity Tax Identification Number	98-1574476
Entity Address, Address Line One	Level 42
Entity Address, Address Line Two	Suntec Tower Three
Entity Address, City or Town	8 Temasek Blvd
Entity Address, Country	SG
Entity Address, Postal Zip Code	038988
City Area Code	65
Local Phone Number	6829-2294
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value Andone Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, andone-third of one redeemable warrant
Trading Symbol	CHAA.U
Security Exchange Name	NYSE
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares included aspart of the units
Trading Symbol	CHAA
Security Exchange Name	NYSE
Redeemable Warrants Included As Partof The Units Each Whole Warrantexercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as partof the units, each whole warrantexercisable for one Class A OrdinaryShare at an exercise price of $11.50
Trading Symbol	CHAA WS
Security Exchange Name	NYSE